Sales Financing Receivables and Other Loan Receivables (Tables)	12 Months Ended
Mar. 31, 2011
Sales Financing Receivables and Other Loan Receivables
Schedule of Finance Receivables - Net

(¥ in millions)
At March 31:	2011	2010
Retail finance receivable	¥193,985	¥211,875
Less: Allowance for credit losses	(603)	(512)

Retail—net	193,382	211,363

Finance lease receivable	127,056	106,774
Less: Unearned income	(17,674)	(15,630)
Less: Allowance for credit losses	(2,498)	(1,194)

Finance leases—net	106,884	89,950

Total finance receivables—net	300,266	301,313
Less: current portion	(100,437)	(104,840)

Long-term finance receivables—net	¥199,829	¥196,473

Schedule of Long-Term Trade Accounts Receivable - Net

(¥ in millions)
At March 31:	2011	2010
Long-term trade accounts receivable
Current	¥24,500	¥21,306
Non-current	27,487	26,688

Total long-term trade accounts receivable	51,987	47,994
Less: Allowance for doubtful accounts	(1,016)	(384)

Long-term trade accounts receivable—net	¥50,971	¥47,610

Schedule of Annual Maturities of Retail Finance Receivables and Long-Term Trade Accounts Receivable and Future Minimum Lease Payments on Finance Leases

(¥ in millions)
Years ending March 31:	Retail finance receivable	Finance lease receivable	Long-term trade accounts receivable
2012	¥65,779	¥43,353	¥24,500
2013	55,808	32,191	11,105
2014	43,040	22,146	7,559
2015	25,555	15,265	4,749
2016	3,047	9,251	2,542
2017 and thereafter	756	4,850	1,532

Total	¥193,985	¥127,056	¥51,987

Schedule of Finance Income and Expenses

(¥ in millions)
For the years ended March 31:	2011	2010	2009
Finance income	¥20,128	¥21,364	¥23,242
Finance expenses	8,773	10,029	11,578

Schedule of Recorded Investment in Sales Financing Receivables by Type of Receivables, Region, and Credit Quality Indicator

(¥ in millions)
	Retail finance receivable	Finance lease receivable		Long-term trade accounts receivable
Credit risk profile by internally assigned rank:	North America	Japan	Asia Outside Japan	Japan
Rank A	¥183,973	¥9,485	¥98,444	¥49,058
Rank B	9,713	181	1,272	2,890
Rank C	299	—	—	39

Total	¥193,985	¥9,666	¥99,716	¥51,987

Schedule of Age Analysis of Past Due Sales Financing Receivables by Type of Receivables and Region

(¥ in millions)
Type of receivables	Region	Up to 30 days Past due	31-60 days Past due	61-90 days Past due	Greater than 90 days Past due	Total Past due	Current	Total
Retail finance receivable	North America	¥8,061	¥868	¥175	¥895	¥9,999	¥183,986	¥193,985
Finance lease receivable	Japan	67	14	6	94	181	9,485	9,666
Finance lease receivable	Asia Outside Japan	359	368	183	362	1,272	98,444	99,716
Long-term trade accounts receivable	Japan	834	278	145	1,515	2,772	49,215	51,987

Total		¥9,321	¥1,528	¥509	¥2,866	¥14,224	¥341,130	¥355,354